UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09329

                 ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: June 30, 2005

                    Date of reporting period: March 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND
PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)

Company                                                 Shares     U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.5%

France - 5.0%
Sanofi-Aventis                                         101,027    $   8,533,176
                                                                  --------------
Germany - 4.4%
Altana AG                                              118,664        7,520,970
                                                                  --------------
India - 2.3%
Ranbaxy Laboratories, Ltd. (GDR)                       159,825        3,803,835
                                                                  --------------
Israel - 3.5%
Teva Pharmaceutical Industries, Ltd. (ADR)             193,580        6,000,980
                                                                  --------------
Japan - 1.7%
Shionogi & Co., Ltd.                                   206,000        2,832,914
                                                                  --------------
Switzerland - 19.9%
Alcon, Inc.                                            116,600       10,411,214
Nobel Biocare Holding AG                                31,772        6,690,545
Novartis AG                                            178,553        8,335,554
Roche Holding AG                                        77,169        8,274,655
                                                                  --------------
                                                                     33,711,968
                                                                  --------------
United States - 62.7%
Allergan, Inc.                                          69,900        4,855,953
Amgen, Inc.(a)                                         133,300        7,759,393
Amylin Pharmaceuticals, Inc.(a)                         82,100        1,435,929
Caremark Rx, Inc.(a)                                   131,700        5,239,026
Cephalon, Inc.(a)                                      115,400        5,404,182
Eli Lilly & Co.                                         60,300        3,141,630
Forest Laboratories, Inc.(a)                           177,600        6,562,320
Genentech, Inc.(a)                                     155,880        8,824,367
Gilead Sciences, Inc.(a)                               139,700        5,001,260
Health Management Associates, Inc., Series A           233,800        6,120,884
Johnson & Johnson                                       49,800        3,344,568
St. Jude Medical, Inc.(a)                              165,000        5,940,000
Stryker Corp.                                          161,800        7,217,898
UnitedHealth Group, Inc.                               112,000       10,682,560
WellPoint, Inc.(a)                                     123,000       15,418,050
Wyeth                                                   49,540        2,089,597
Zimmer Holdings, Inc.(a)                                93,400        7,267,454
                                                                  --------------
                                                                    106,305,071
                                                                  --------------
Total Common Stocks
   (cost $113,511,353)                                              168,708,914
                                                                  --------------

                                                     Principal
                                                        Amount
                                                         (000)     U.S. $ Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 1.2%

Time Deposit - 1.2%
Societe Generale
   2.80%, 4/01/05
   (cost $2,000,000)                                 $   2,000    $   2,000,000

Total Investments - 100.7%
   (cost $115,511,353)                                              170,708,914
Other assets less liabilities - (0.7%)                              (1,206,272)
                                                                  --------------
NET ASSETS - 100%                                                 $ 169,502,642
                                                                  ==============

(a)   Non-income producing security.

      Glossary of terms:

      ADR - American Depositary Receipt
      GDR - Global Depositary Receipt


ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND
INDUSTRY BREAKDOWN
March 31, 2005 (unaudited)

   39.5%  Drugs
   23.9%  Medical Products
   21.9%  Medical Services
   13.5%  Biotechnology
    1.2%  Short-Term
--------
  100.0%  Total Investments
========

Please note: The industry classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS.

The following exhibits are attached to this Form N-Q:

       EXHIBIT NO.      DESCRIPTION OF EXHIBIT
       -----------      ----------------------

      11(a)(1)          Certification of Principal Executive Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)          Certification of Principal Financial Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Health Care Fund, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: May 27, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: May 27, 2005